Other Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Assets
16.	Other Assets

Other current assets and other non-current assets as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Current
Advance payment	￦	661,779	539,894
Prepaid expenses		143,032	123,770
Firm commitment asset		15,115	11,246
Others		1,316	9,554

		821,242	684,464

Non-current
Long-term advance payment		24,201	24,280
Long-term prepaid expenses		333,153	334,918
Others (*1)		131,657	149,566

	￦	489,011	508,764

(*1)

As of December 31, 2017 and 2018, the Company recognized tax assets amounting to ￦88,633 million and ￦116,693 million, respectively, based on the Company’s best estimate of the tax amounts to be refunded when the result of the Company’s appeal in connection with the additional income tax payment in prior years’ tax audits and claim for rectification are finalized.